Term Loan - Schedule of term loan (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Apr. 15, 2021 CAD ($)	Apr. 15, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 9,375,244
Interest	223,119	$ 197,937
Foreign exchange movement	(1,565,875)	(1,452,537)
Ending Balance	7,138,945	9,375,244
Atlantic Acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	9,375,244	0
Atlantic acquisition		10,978,065	$ 13,639,249	$ 10,978,065
Interest	272,765	254,802
Repayments	(1,990,988)	(1,715,575)
Foreign exchange movement	(518,076)	(142,048)
Ending Balance	$ 7,138,945	$ 9,375,244